Retained Earnings - Summary of Distributions (Detail) - TWD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Equity [abstract]
Provision of Legal reserve	$ 993,316	$ 876,226
Cash dividends	$ 5,453,632	$ 8,725,811
Cash dividends, per share	$ 1.75	$ 2.80